UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   APRIL 27, 2004


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      72

Form 13F Information Table Entry Total:       $170,301,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2624    63849 SH       SOLE                                      63849
American Intl Group            COM              026874107      324     4546 SH       SOLE                                       4546
Amgen Inc                      COM              031162100      572     9832 SH       SOLE                                       9832
Anglogold Ltd                  COM              035128206     2457    58115 SH       SOLE                                      58115
Assoc Banc-Corp                COM              045487105     2089    46644 SH       SOLE                                      46644
BP PLC - frmly BP Amoco PLC    COM              055622104     6010   117378 SH       SOLE                                     117378
Baker Hughes Inc               COM              057224107     2633    72170 SH       SOLE                                      72170
Bank One Corp                  COM              059438101      845    15494 SH       SOLE                                      15494
Bank of Hawaii Corp fmly Pacif COM              062540109      241     5200 SH       SOLE                                       5200
BellSouth Corp                 COM              079860102      352    12716 SH       SOLE                                      12716
CVS Corp                       COM              585745102     1808    51231 SH       SOLE                                      51231
Cardinal Health                COM              14149Y108      689    10001 SH       SOLE                                      10001
ChevronTexaco Corp             COM              166764100     3834    43681 SH       SOLE                                      43681
Cisco Systems                  COM              17275R102     1294    54895 SH       SOLE                                      54895
Citigroup Inc                  COM              172967101     3006    58144 SH       SOLE                                      58144
Computer Sciences              COM              205363104      222     5500 SH       SOLE                                       5500
ConocoPhillips - 9/02 frmly Ph COM              20825c104     3806    54516 SH       SOLE                                      54516
Developers Diversified Rlty    COM              251591103     1129    27950 SH       SOLE                                      27950
Disney (Walt)                  COM              254687106      202     8100 SH       SOLE                                       8100
Dominion Resources             COM              25746u109     3417    53147 SH       SOLE                                      53147
Duke Realty Corp               COM              264411505     1713    49346 SH       SOLE                                      49346
Eli Lilly & Co Com             COM              532457108      704    10525 SH       SOLE                                      10525
Emerson Elec                   COM              291011104      300     5000 SH       SOLE                                       5000
Exxon Mobil Corp               COM              30231g102     6872   165223 SH       SOLE                                     165223
First American Bankshares      COM                             730     1600 SH       SOLE                                       1600
Gannett Inc                    COM              364730101     2929    33235 SH       SOLE                                      33235
General Electric               COM              369604103     7265   238052 SH       SOLE                                     238052
General Mills                  COM              370334104     2932    62820 SH       SOLE                                      62820
Genuine Parts                  COM              372460105      555    16967 SH       SOLE                                      16967
Goldcorp Inc                   COM              380956409      525    35440 SH       SOLE                                      35440
Hancock John Finl Svcs         COM              41014s106      240     5500 SH       SOLE                                       5500
Harmony Gold Mining            COM              413216300     1245    80665 SH       SOLE                                      80665
Health Care Realty Tr.         COM              421946104     5970   139820 SH       SOLE                                     139820
Home Depot                     COM              437076102     1022    27355 SH       SOLE                                      27355
IBM Corp                       COM              459200101     2702    29415 SH       SOLE                                      29415
Illinois Tool Works            COM              452308109     1975    24923 SH       SOLE                                      24923
Intel Corp                     COM              458140100     3794   139479 SH       SOLE                                     139479
Johnson&Johnson                COM              478160104     5841   115170 SH       SOLE                                     115170
Kellogg Co                     COM              487836108     1716    43735 SH       SOLE                                      43735
Kimberly Clark                 COM              494368103      527     8350 SH       SOLE                                       8350
Liberty Property               COM              531172104     5590   124215 SH       SOLE                                     124215
Marshall & Ilsley              COM              571834100     4757   125824 SH       SOLE                                     125824
Masco Corp                     COM              574599106     2253    74010 SH       SOLE                                      74010
McDonald's Corp                COM              580135101      594    20796 SH       SOLE                                      20796
McGraw-Hill                    COM              580645109      529     6954 SH       SOLE                                       6954
Merck & Co                     COM              589331107     2360    53410 SH       SOLE                                      53410
Microsoft Corp                 COM              594918104     2344    94031 SH       SOLE                                      94031
Modine Mfg Co                  COM              607828100      427    16400 SH       SOLE                                      16400
Newmont Mining Corp            COM              802176107     3531    75720 SH       SOLE                                      75720
Nokia Corp Spons ADR           COM              654902204      647    31900 SH       SOLE                                      31900
Northern Border Partners L P   COM              664785102     3491    82910 SH       SOLE                                      82910
Northern States Financial Corp COM              665751103      248     9250 SH       SOLE                                       9250
Penn VA Resources              COM              707884102      911    25800 SH       SOLE                                      25800
Pepsico, Inc.                  COM              713448108     4192    77853 SH       SOLE                                      77853
Pfizer Inc                     COM              717081103     5794   165295 SH       SOLE                                     165295
Plum Creek Timber Co. Inc.     COM              729251108     3487   107370 SH       SOLE                                     107370
Procter & Gamble               COM              742718109     2354    22447 SH       SOLE                                      22447
Royal Dutch Petro              COM              780257705     2289    48100 SH       SOLE                                      48100
SBC Commun Inc.                COM              78387G103     1179    48050 SH       SOLE                                      48050
Schlumberger                   COM              806857108     3605    56468 SH       SOLE                                      56468
Suncor Energy Inc              COM              867229106     3519   128673 SH       SOLE                                     128673
Sysco Corp                     COM              871829107     5552   142180 SH       SOLE                                     142180
Tribune Co                     COM              896047107     2317    45943 SH       SOLE                                      45943
U.S. Bancorp                   COM              902973304     3839   138854 SH       SOLE                                     138854
Union Pacific                  COM              907818108      603    10080 SH       SOLE                                      10080
Verizon Comm. (Frmly GTE & Bel COM              92343v104     3646    99786 SH       SOLE                                      99786
Vodafone Group PLC             COM              92857w100      316    13215 SH       SOLE                                      13215
Wal Mart Stores                COM              931142103     1982    33197 SH       SOLE                                      33197
Walgreen Co                    COM              931422109     4611   139941 SH       SOLE                                     139941
Wells Fargo                    COM              949746101     3743    66045 SH       SOLE                                      66045
Wisconsin Energy               COM              976657106      204     6350 SH       SOLE                                       6350
Wyeth                          COM              983024100     2274    60550 SH       SOLE                                    32965